                                                       JOHN M. RICHARDS
                                                       ASSISTANT GENERAL COUNSEL


MetLife Insurance Company USA
11225 North Community House Road
Charlotte, NC 28277

                                              September 8, 2016

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

     Re:   MetLife Investors Variable Annuity Account One
           File No. 811-05200
           ----------------------------------------------

Commissioners:

The Semi-Annual Reports dated June 30, 2016 of the underlying funds are incorporated herein by reference as the reports sent to contract owners of MetLife Investors Variable Annuity Account One of MetLife Insurance Company USA pursuant to Rule 30b2-1 under the Investment Company Act of 1940 and are listed as follows:

The Semi-Annual Reports for certain portfolios of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) are incorporated by reference as filed on Form N-CSRS, CIK No. 0000896435, File No. 811-07452.

The Semi-Annual Reports for certain series of American Funds Insurance Series are incorporated by reference as filed on Form N-CSRS, CIK No. 0000729528, File No. 811-03857.

The Semi-Annual Reports for certain portfolios of Deutsche Variable Series II are incorporated by reference as filed on Form N-CSRS, CIK No. 0000810573, File No. 811-05002.

The Semi-Annual Reports for certain series of Franklin Templeton Variable Insurance Products Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0000837274, File No. 811-05583.

MetLife Investors Variable Annuity Account One
File No. 811-05200 - Page 2

The Semi-Annual Reports for certain portfolios of Met Investors Series Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0001126087, File No. 811-10183.

The Semi-Annual Reports for certain portfolios of Metropolitan Series Fund are incorporated by reference as filed on Form N-CSRS, CIK No. 0000710826, File No. 811-03618.

The Semi-Annual Reports for certain portfolios of PIMCO Variable Insurance Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0001047304, File No. 811-08399.

The Semi-Annual Reports for certain series of Putnam Variable Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0000822671, File No. 811-05346.

The Semi-Annual Reports for certain portfolios of Russell Investment Funds are incorporated by reference as filed on Form N-CSRS, CIK No. 0000824036, File No. 811-05371.

The Semi-Annual Reports for certain portfolios of Variable Insurance Products Fund are incorporated by reference as filed on Form N-CSRS, CIK No. 0000356494, File No. 811-03329.

The Semi-Annual Reports for certain portfolios of Variable Insurance Products Fund III are incorporated by reference as filed on Form N-CSRS, CIK No. 0000927384, File No. 811-07205.


                                             Sincerely,


                                             /s/ John M. Richards
                                             -----------------------------------
                                             John M. Richards
                                             Assistant General Counsel
                                             Metropolitan Life Insurance Company